Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In our opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of our net income for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. Our unaudited quarterly financial information is as follows:

	2011 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,730	$3,609	$4,333		$3,444
Operating Income	832	717	890	(a)	343	(b)
Income Before Extraordinary Items	355	353	657	(a) (c)	211	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	355	353	930	(a) (c)	311	(b) (c)

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Items	353	352	655	(a) (c)	208	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	353	352	928	(a) (c)	308	(b) (c)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(d)	1,025	486	(e)
Net Income	346	137	(d)	557	178	(e)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(d)	555	176	(e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

(a)       Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).

(b)       Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).

(c)       See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

(d)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(e)        Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.

(f)       Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

Appalachian Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Indiana Michigan Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Ohio Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Public Service Co Of Oklahoma [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.

Southwestern Electric Power Co [Member]
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(a)	95,994	299,396		38,881	54,528
Net Income	38,980	(a)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(b)	103,006	128,406
Net Income	52,804		51,702	128,339	(b)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(c)	20,959	63,321	(d)	34,939	(12,731)	(e)
Net Income (Loss)	39,347	(c)	21,159	28,490	(d)	20,330	(3,567)	(e)

Quarterly Periods Ended:	APCo		I&M		OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2010
Total Revenues	$926,623		$553,056		$1,335,776		$237,755	$342,804
Operating Income	157,938		87,870		279,744		22,622	43,468
Net Income	70,282		45,058		143,553		4,139	31,083

June 30, 2010
Total Revenues	$703,274		$509,915		$1,220,236		$327,686	$361,467
Operating Income (f)	9,033	(g)	42,140		186,773		39,265	43,518
Net Income (Loss) (f)	(19,619)	(g)	14,602		89,664		15,489	26,705

September 30, 2010
Total Revenues	$840,622		$608,250		$1,474,401		$426,569	$480,982
Operating Income	112,060		115,904		376,907		104,654	128,428
Net Income	50,071		62,300		207,922		55,432	81,685

December 31, 2010
Total Revenues	$804,584		$524,506		$1,224,703		$281,652	$338,281
Operating Income	101,992		29,001	(h)	201,186	(i)	15,451	33,383
Net Income (Loss)	35,934		4,131	(h)	100,477	(i)	(2,273)	7,211

(a)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and our cost reduction initiatives as allowed by the WVPSC.

(b)       Includes a $48 million pretax write-off related to Sporn Unit 5 shutdown (see Note 6), a $42 million pretax write-off related to the FGD project at Muskingum River Unit 5 (see Note 6) and a $43 million provision for refund of POLR charges (see Note 3).

(c)       This increase was partially offset by a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(d)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(e)       Includes a $49 million pretax write-off related to SWEPCo's Texas jurisdictional portion of the Turk Plant (see Note 6) as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

(f)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(g)       Includes a $54 million pretax write-off of APCo's Virginia share of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(h)       Includes provisions for certain regulatory and legal matters.

(i)       Includes a $43 million refund provision for the 2009 SEET.